INCOME TAXES - Reconciliation of Expected and Actual Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Expected income tax expense (recovery)	$ (26,471)	$ (20,506)
Change in unrecognized deferred tax asset	69,805	44,114
Non-taxable portion of unrealized foreign exchange (gain) loss	3,972	(4,947)
Share based compensation expense	86	610
Flow through share issuance	309	108
Other	594	(3,964)
Deferred tax expense (recovery)	$ 48,295	$ 15,415